BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2019
Business Combinations1 [Abstract]
BUSINESS COMBINATIONS
NOTE 25 – BUSINESS COMBINATIONS

25.1 Acquisition of Clarice Technologies

On May 14, 2015 ("closing date"), Globant España S.A. acquired Clarice Technologies PVT, Ltd ("Clarice"), a company organized and existing under the laws of India. Clarice is an innovative software product development services company that offers product engineering and user experience (UX) services and has operations in the United States and India. As of the closing date, the total headcount of Clarice was 337 employees distributed in India and United States. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Clarice.

On August 5, 2015 the Company changed the legal name from Clarice to Globant India Private Limited ("Globant India").

The aggregate purchase price under the Stock Purchase Agreement ("SPA") amounted to 20,184.

On May 16, 2017, the Company signed an amendment to the SPA. Based on this amendment, purchase price may be subject to adjustments based on the future performance of Clarice and was payable to the sellers as follows:

1.
First Closing: As of the closing date, the sellers transferred 10,200 shares representing 76.13% of the shares to the Company for an aggregate consideration of 9,324 paid by the Company to the sellers on May 14, 2015.

2.
Staggered Acquisition: The remaining 23.87% of the shares shall be transferred to the Company and the remaining purchase price shall be paid to each of the Sellers in three tranches, in the following manner, provided that the remaining purchase price paid out to each of the sellers shall be the higher of the following:

2.1	Fair Market Value of such shares, calculated in accordance with the methodology prescribed by the Reserve Bank of India by an appointed chartered accountant; or

2.2	The consideration as detailed below:

2.2.1
The second share transfer tranche, comprising 1,249 shares representing 9.32% of the shares of Globant India was transferred by the sellers to the Company on July 15, 2016. Based on the targets achieved by Globant India for the period between May 15, 2015 and May 15, 2016, the Company paid on July 15, 2016, 4,208 and recognized as of December 31, 2016 a gain of 418 arisen on the remeasurement of the liability, included in "Other income, net".

2.2.2
The third Share transfer tranche, comprising 920 of the shares representing 6.87% of the shares of Globant India, was transferred by the sellers to the Company on March, 2018. Based on the targets achieved by Globant India for the period between January 1, 2017 and December 31, 2017, the Company paid on March 2018, 3,128.

2.2.3
The fourth share transfer tranche comprising the transfer of 550 shares representing 4.11% of the shares of Globant India was transferred by the sellers to the Company on March 14, 2019. Based on the targets achieved by Globant India for the period between January 1, 2018 and December 31, 2018, the Company paid on March 14, 2019, 3,135.

2.2.4
The fifth share transfer tranche comprising the transfer of 277 shares representing 2.07% of the shares of Globant India shall be transferred by the sellers to the Company no later than on March 31, 2020, in consideration for payment of the minimum share price for such shares, defined as 971 per share for this tranche, plus an amount of 1,316, subject to the achievement of certain targets by Globant India.

The Company has concluded that as in the same SPA all parties have agreed the transfer of the 100% of the shares of Clarice in different stages, the transaction should be considered as one, and therefore the Company has accounted the acquisition for the 100% of the shares of Clarice and the consideration involved is the sum of the amount paid at closing date and the installments payables in years 2016, 2017, 2018, 2019 and 2020.

The consideration transferred for Globant India acquisition was calculated as follows:

Purchase price	Amount
Down payment	9,324
Installment payment	2,483	(a)
Contingent consideration	8,377	(a)
Total consideration	20,184

(a)	As of December 31, 2019 and 2018 included 1,580 and 3,127 as Other financial liabilities current, respectively, and as of December 31, 2018 included 1,527 as Other financial liabilities non-current.

On February 23, 2017, the Company signed an amendment of the SPA with one of the shareholders where they agreed on the acquisition of the shares held by the employee for an amount of 600 and the termination of the employment agreement.

As a consequence of the amendments to the SPA and remeasurement of the fair value of the contingent considerations, the Company recorded a gain of 1,173 as of December 31, 2017.

Clarice sellers' subscription agreement

On May 14, 2015, the Company signed two agreements whereas agreed to issue to the subscribers, as detailed below, and the subscribers agree to subscribe from the Company the number of shares set forth below:

First agreement

First tranche

The first tranche for 38,984 common shares were subscribed by two employees and their spouses for a total amount of 800.

Second and third tranches

Regarding the second and third tranches, on July 25, 2016 and April 5,2019, the Company issued 20,896 and 7,654 common shares for an amount of 800 and 400, respectively.

Second agreement

First tranche

The first tranche for 4,873 common shares was subscribed by one employee for a total amount of 100.

Second and third tranches

Regarding second tranche, on July 25, 2016, the Company issued 2,612 common shares for an amount of 100.

Based on the amendment to the SPA signed on February 23, 2017, third tranche was canceled and no shares were issued.

Fourth tranche

Regarding fourth tranche, on April 5, 2019, the Company issued 7,654 common shares for an amount of 400.

Both agreements are forward contracts to issue and sell a variable number of shares for a fixed amount of cash, thus according to IFRS 9, the Company recorded a financial liability and a financial asset for the shares to be issued and the payment to be received, respectively, for an amount of 400 as of December 31, 2018. As of December 31, 2019 the financial asset and the financial liability were fully settled.

25.2 Acquisition of Dynaflows

On October 22, 2015, the Company acquired from Alfonso Amat, Wayra Argentina S.A., BDCINE S.R.L., Laura A. Muchnik, Facundo Bertranou, Mora Amat and Fabio Palioff (jointly "the Sellers) 9,014 shares, which represents 38.5% of the capital stock of Dynaflows S.A. Before this acquisition, the Company had 22.7% of the capital stock of Dynaflows and classified it as investment in associates. Through this transaction, the Company gained the control of Dynaflows S.A. As a consequence, the Company accounted for this acquisition in accordance with IFRS 3 as a business combination achieved in stages and as such, the Company remeasured its previously held equity interest in Dynaflows at its acquisition date fair value and recognize the resulting gain for an amount of 625 in Other income and expense, net.

The aggregate purchase price under the Stock Purchase Agreement ("SPA") amounted to ARS 13,316 (1,402) and 414, payable in two installments, as following:

- The first installment amounted to ARS 13,316 (1,402) paid at the closing date.

- The second installment amounted to 414 paid on April 22, 2016.

On the same date, the Company made a capital contribution of 868 (ARS 8,250) to Dynaflows by issuing 9,190 shares.

After both agreements and considering the previous equity interest held by the Company of 22.7%, the Company held the 66.73% of participation in Dynaflows.

The consideration transferred for Dynaflows acquisition was calculated as follows:

Purchase price	Amount
Down payment	1,402
Installment payment	414
Total consideration	1,816	(a)

(a)	As of December 31, 2019 and 2018 the consideration was fully settled.

Minority interest purchase agreement

On October 22, 2015, the Company entered into a Shareholders Agreement (the "Minority Interest SHA") with Alfonso Amat and Mora Amat (the "non-controlling shareholders") to agree on a put option over the 33.27% of the remaining interest of Dynaflows effective on the third or fifth anniversary from the date of acquisition, pursuant to which the non-controlling shareholders shall have the right (the "Put Option") to sell and the Company shall purchase all, but not less than all the shareholder's non-controlling interest.

On October 26, 2018, the non-controlling shareholders exercised such option and the Company paid a total amount of 1,186 based on the EBITDA and Revenue of Dynaflows for the twelve months ended on September, 2018. Given that the exercise of the option occurred earlier than expected, a gain of 1,611 was recognized as of December 31, 2018 and disclosed as Other income, net.

As of December 31, 2017, the Company has recognized as non-current other financial liabilities the written put option for an amount of 2,797, equal to the present value of the amount that could be required to be paid to the counterparty discounted at an interest rate of 3.5%. Changes in the measurement of the gross obligation were recognized in profit or loss.

Pursuant to the shareholder's agreement, the Company also agreed on a call option over non-controlling interest effective after the fifth anniversary from the closing date till the sixth anniversary from the closing date pursuant to which the Company shall have the right to purchase and the non-controlling interest shareholders shall sell all but not less than all the shareholder's non-controlling interest then owned by the non-controlling shareholders.

During the year ended December 31, 2018, the call option was derecognized and a loss of 455 was recognized as Other income, net.

25.3 Acquisition of WAE

On May 23, 2016 (closing date), Globant España S.A. acquired 100% of shares of We Are London Limited (WAE UK), a company organized and existing under the laws of England and Wales and 100% of shares of We Are Experience, Inc. a corporation organized and existing under the Laws of the State of New York, United States (WAE US) (jointly WAE UK and WAE US are WAE). WAE is a service design consultancy, specialized in three distinct but complementary service offerings - Research, Strategy and Creative. Total headcount of WAE was 40 employees with operations in United States and United Kingdom. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of WAE.

The aggregate purchase price under the Stock Purchase Agreement (SPA) amounted to 19,851, of which 12,131 relates to WAE UK and 7,720 relates to WAE US. Such purchase price may be subject to adjustments based on the future performance of WAE and is payable to the sellers as follows:

1. Up-front payment: As of the closing date, the Company paid an aggregate consideration of 8,500 to the sellers.

2. First earn-out payment: On August 16, 2017, the Company paid an amount of 5,000 to the sellers.

3. Second earn-out payment: Not later than August 20, 2018, the amount of 5,000, provided that such amount shall be reduced in proportion to the percentage of targets achievement by WAE during the period commencing on June 1, 2017 and ending on May 31, 2018. However, the Company and the sellers of WAE have entered into discussions concerning circumstances that may have impacted the calculation of targets on the base of which the final amount of Year 2 Deferred Consideration should have been calculated. For that reason, in July, 2018, the Company and the sellers of WAE signed a final settlement in order to avoid future claims on this matter. During the year ended December 31, 2018, the Company recognized a loss arising from the settlement agreement that amounted to 1,038 and is disclosed as Other income, net. In July, 2018, the Company paid a total amount of 1,867.

Additionally, the Company shall pay to the sellers an amount of 575 in cash on the first earn-out payment date and/or the second earn-out payment date related to the corporation tax saved by WAE UK prior to such date as a result of any deduction obtained under income tax law applicable to United to Kingdom attributable to the exercise of the stock options plan granted by WAE UK to the option holders. This amount is considered by the Company as part of the consideration amount. On October 2017, the Company paid 436 in cash related to the corporation tax saved to be reimbursed to the sellers.

Finally, as part of the total consideration the Company computed the working capital adjustment defined in the SPA. Total adjustment amounted to 1,357.

Acquisition-related charges amounting to 515 have been excluded from the consideration transferred and have been recognized as an expense in profit or loss in the current year, within the Professional services line item.

The fair value of the consideration transferred for WAE acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	8,500
Working capital adjustment	1,352
Installment payment	551	(a)
Contingent consideration	9,448	(a)
Total consideration	19,851

(a) As of December 31, 2019 and 2018, the consideration was fully settled.

25.4 Acquisition of L4

On November 14, 2016 ("closing date"), Globant LLC acquired 100% of shares of L4 Mobile, LLC ("L4"), a limited liability company organized and existing under the laws of the State of Washington, United States. L4 offers the digital product consulting, design, development and quality assurance services necessary to build and manage robust digital products. Total headcount of L4 was 90 employees with operations in United States. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of L4.

The aggregate purchase price under the Stock Purchase Agreement ("SPA") amounted to 20,388.

On January 30, 2018, the Company signed an amendment to the SPA. Considering this amendment, purchase price may be subject to adjustments based on the future performance of L4 and is payable to the seller as follows:

1.	Up-front payment: As of the closing date, the Company paid an aggregate consideration of 11,000 to the seller.

2.	First earn-out payment: On February 15, 2017, the Company paid an aggregate consideration of 990 to the sellers.

3.	Second earn-out payment: On February 15, 2018, the Company paid an aggregate consideration of 1,850.

4.
Third and fourth earn-out payment: Not later than February 15, 2019, the amount of 1,160, provided that such amount shall be reduced in proportion to the percentage of targets achievement by L4 during the period commencing on January 1, 2018 and ending on December 31, 2018. Not later than February 15, 2020, the amount of 1,160, provided that such amount shall be reduced in proportion to the percentage of targets achievement by L4 during the period commencing on January 1, 2019 and ending on December 31, 2019. However, as of December 31, 2018, the Company remeasured the fair value of the contingent consideration related to these earn-outs, considering the non achievement of targets established by the Share Purchase Agreement. Gain arising from the change in fair amounted to 1,848 and is disclosed as Other income, net as of December 31, 2018.

The fair value of the consideration transferred for L4 acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	11,000
Working capital adjustment	817	(a)
Contingent consideration	8,571	(a)
Total consideration	20,388

(a) As of December 31, 2019 and 2018 the fair value of the contingent consideration was zero.

Acquisition related expenses were not material and were recognized directly as expense.

25.5 Acquisition of Ratio

On February 28, 2017, Globant LLC acquired 100% of shares of Ratio Cypress, LLC ("Ratio"), a limited liability company organized and existing under the laws of the State of Washington, United States. Ratio offers design, development and quality assurance services necessary to build and manage robust digital products and video streaming solutions for major media companies. Total headcount of Ratio was 45 employees with operations in United States.

The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Ratio.

The aggregate purchase price under the Stock Purchase Agreement ("SPA"), amended on March 2, 2018, amounted to 9,529. Such purchase price may be subject to adjustments based on the future performance of Ratio and is payable to the seller as follows:

1.	Up-front payment: As of the closing date, the Company paid an aggregate consideration of 5,800 to the seller.

2.	First earn-out payment: On February 15, 2018, the Company paid the aggregate consideration 1,669 to the sellers.

3.	Second earn-out payment: On February 15, 2019, the Company paid the aggregate consideration of 2,019, to the sellers.

4.
Third earn-out payment: On February 18, 2020, the Company paid the aggregate consideration of 1,783, considering the targets achievement by Ratio during the period commencing on January 1, 2019 and ending on December 31, 2019.

The fair value of the consideration transferred for Ratio acquisition was calculated as follows:

Purchase price at acquisition date	Amount
Down payment	5,800
Working capital adjustment	(97)
Contingent consideration	3,826	(a)
Total consideration	9,529

(a)	As of December 31, 2019 includes 903 as Other financial liabilities current. As of December 31, 2018 included 1,992 and 851 as Other financial liabilities current and non-current, respectively.

Acquisition related expenses were not material and were recognized directly as expense.

25.6 Acquisition of PointSource

On June 1, 2017, Globant LLC acquired 100% of shares of PointSource, LLC ("PointSource"), a limited liability company organized and existing under the laws of the State of Florida, United States. PointSource offers digital solutions to its customers which include design, digital strategy, development and marketing services. Total headcount of PointSource was 97 employees with operations in United States.

The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of PointSource.

The aggregate purchase price under the Stock Purchase Agreement ("SPA") amounted to 28,629.

In May, 2018, the Company signed an amendment to the SPA, pursuant to which a new fixed-payment was established, in replacement of previous payment subject to targets achievements.The amended purchase price is payable to the seller as follows:

1.	Up-front payment: The Company paid the first payment of 15,500 in two installments:

a.	As of the closing date, the Company paid an aggregate consideration of 3,100 to the seller.

b.	On June 7, 2017, the Company paid the second portion of the first payment for a total amount of 12,400.

2.	First earn-out payment: On February 22, 2018, the Company paid the aggregate consideration of 2,206 to the sellers.

3.	Second earn-out payment: On February 28, 2019, the Company paid the aggregate consideration of 750 to the sellers.

4.
Third earn-out payment: Not later than February 29, 2020, the fixed-amount of 1,450 and 1,198 subject to the achievement of targets during the period commencing on January 1, 2019 and ending on December 31, 2019.

Additionally, as part of the total consideration the Company computed the working capital adjustment for a total amount of 3,756.

Equity purchase agreement

On June 1, 2017, the Company signed an equity purchase agreement to have the option to acquire the 100% of the shares of PointSource Limited Liability Company (PS Belarus), a company established in accordance with the laws of the Republic of Belarus and totally owned by Christopher L. Hugill, Chief Executive Officer (CEO) of PointSource.

Additionally, PointSource and PS Belarus are parties in a subcontractor agreement, dated as of July 1, 2015, pursuant to which PS Belarus performs services to PointSource as an independent contractor. Considering that the Company owned 100% of PointSource which is the only customer of PS Belarus and that the CEO of PointSource is the wholly-owned shareholder of PS Belarus, the Company concluded that has the control over PS Belarus and has to consolidated in 100% as the following factors are met:
(a) PointSource has power over PS Belarus;
(b) PointSource has the ability to use its power over PS Belarus to affect the amounts of its return as it is the only customer.

The fair value of the consideration transferred for PointSource acquisition was calculated as follows:

Purchase price at acquisition date	Amount
Down payment	15,500
Working capital adjustment	3,756
Contingent consideration	9,373	(a)
Total consideration	28,629

(a)	As of December 31, 2019 included 1,086 as Other financial liabilities current. As of December 31, 2018, included 746 and 1,040 as Other financial liabilities current and non-current, respectively.

Acquisition related expenses were not material and were recognized directly as expense.

25.7 Acquisition of Small Footprint

On August 20, 2018, Globant España S.A. (sociedad unipersonal) and Globant LLC signed a pre-closing Asset Purchase Agreement (“APA”) with Small Footprint Inc., a corporation organized and existing under the laws of the State of North Carolina, United States, pursuant to which Globant España acquired 100% of shares of Small Footprint S.R.L., a limited liability company organized and existing under the laws of Romania, and Globant LLC acquired the assets and properties used or held for use in connection with the business of Small Footprint Inc. Both transactions were treated as a single business combination according to IFRS 3. The closing date took place on October 15, 2018, which is the date the Company acquired control over Small Footprint.
The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Small Footprint.

The aggregate purchase price under the APA amounted to 7,397. Such purchase price may be subject to adjustments based on the future performance of Small Footprint and is payable to the seller as follows:

1.	Up-front payment: As of the closing date, the Company paid an aggregate consideration of 4,331 to the seller.

2.	First earn-out payment: On March 1, 2019, the Company paid the aggregate consideration of 3,066 to the sellers.

3.
Second earn-out payment: On February 13, 2020, the Company paid the aggregate consideration of 2,140 to the sellers given the achievement of billable headcount target during the year 2019 and such amount was recognized as remuneration expense.

4.
Third earn-out payment: Not later than February 15, 2021, the amount of 1,610 considering the billable headcount target achievement by Small Footprint during the period commencing on January 1, 2020 and ending on December 31, 2020 which was identified as an arrangement that includes remuneration of former owners of the acquiree for future services and consequently, it was excluded from the business combination and will be recognized in expense during the required service period.

The fair value of the consideration transferred for Small Footprint acquisition at the acquisition date was calculated as follows:

Purchase price at acquisition date	Amount
Down payment	3,840
Working capital adjustment	488
Contingent consideration	3,029	(a)
Total consideration	7,357

(a) As of December 31, 2018, included 3,070 as other financial liabilities current.

Acquisition related expenses were not material and were recognized directly as expense for each period.

25.8 Acquisition of Avanxo

On January 17, 2019, the Company entered into a Share Purchase Agreement (the “Purchase Agreement”) with the shareholders of Avanxo (Bermuda) Limited (“Avanxo”), pursuant to which the Company agreed to purchase all of Avanxo’s share capital subject to the terms and conditions set forth in the Purchase Agreement. Avanxo is a cloud consulting and implementation company headquartered in Bermuda, with operations in Brazil, Mexico, Colombia, Peru, Argentina and the United States. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Avanxo.

The Purchase Agreement contains customary representations, warranties, covenants, indemnities and conditions to closing, including non-objection to the Acquisition by the Colombian antitrust authority (Superintendencia de Industria y Comercio), which was received in January, 2019. The transaction closed on February 1, 2019 (acquisition date).

Under the terms of the Purchase Agreement, the total consideration payable by the Company to Avanxo’s shareholders, assuming a debt-free and cash-free balance sheet, is 44,460. Such purchase price may be subject to a working capital adjustment, reduction for uncollected accounts receivables and the amounts of the Earn-Out Payments (as defined below) that become due and payable.

•
Up-front payment: On February 1, 2019, the Company paid an aggregate consideration of 40,939 to the seller. The working capital and the minimum cash adjustments amounted to 1,205 and were paid in May, 2019.

•
Earn-out payments: the total amount of the earn-out payments was 7,618 and will be payable in two installments, at the end of each of the years ending December 31, 2019 and 2020, and is subject to upwards or downwards adjustment based on Avanxo’s achievement of specified revenue, gross margin and operating margin targets for each of the years ending December 31, 2019 and 2020 (the “Earn Out Payments”) that apply only to certain sellers. Of total amount of the earn-out payments, 2,318 was considered part of the purchase price and 5,300 was identified as an arrangement that includes remuneration of former owners of the acquiree for future services and consequently, it was excluded from the business combination and will be recognized in expense during the required service period.

At the Company's sole option, the Company will be entitled to pay a portion of the Total Consideration through the issuance and delivery of common shares, as follows: (i) up to 865 of the amount payable on the closing of the Acquisition and (ii) at the time of payment of any Earn Out Payments, up to 25% of such Earn Out Payment. The number of common shares that may be issued and delivered to Avanxo´s selling shareholders will be determined based on the volume weighted average trading price for the 60 calendar day period prior to closing of each share subscription. Common shares issued pursuant to the exercise of this option will be subject to a 12-month lock-up period. These common shares are expected to be issued in reliance on the exemption from registration provided by Regulation S under the Securities Act of 1933, as amended. On February 1 and February 20, 2019, the Company issued 14,778 common shares for a total amount of 845 as part of this subscription agreement (note 29.1).

The fair value of the consideration transferred for Avanxo acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	42,144
Contingent consideration	2,158	(a)
Total consideration	44,302

(a) As of December 31, 2019 included as 1,147 and 1,102 as Other financial liabilities current and non-current, respectively.

Acquisition related expenses were not material and were recognized directly as expensed.

25.9 Acquisition of Belatrix

On August 9, 2019, Globant S.A. (the “Company”), through certain of its wholly-owned subsidiaries, entered into an Equity Purchase Agreement (the “Purchase Agreement”) with the equityholders of Belatrix Global Corporation S.A., a Spanish stock company (“Belatrix”), pursuant to which the Company purchased all of the outstanding equity interests in Belatrix and its subsidiaries (the “Acquisition”). The transaction was simultaneously signed and closed. Belatrix is a software and applications development company with operations in Argentina, Peru, Colombia and the United States. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Belatrix.

Upon the closing of the Acquisition, the Company paid 61,468 in cash to the sellers and, pursuant to the terms of the Purchase Agreement, the sellers subscribed for 5,000 of the Company’s common shares, which were valued based on the volume weighted average trading price of the Company’s common shares during the 60-day period until two days prior to the closing date. A portion of the upfront cash consideration is being held in escrow for potential adjustments related to working capital, accounts receivable, minimum cash and other matters. An additional amount of 3,000 is payable to the sellers by October 31, 2020, subject to Belatrix’s achievement of specified revenue targets for the period from August 1, 2019 through July 31, 2020, and it is subject to upwards adjustment based on overachievement of such targets. Of total amount of the earn-out payments, 2,091 was considered part of the purchase price and 909 was identified as an arrangement that includes remuneration of former owners of the acquiree for future services and consequently, it was excluded from the business combination and will be recognized in expense during the required service period.

The fair value of the consideration transferred for Belatrix acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	61,468
Contingent consideration	4,165	(a)
Total consideration	65,633

(a) As of December 31, 2019 included 4,221 as Other financial liabilities current.

Acquisition related expenses were not material and were recognized directly as expense.

25.10 Acquisition of BI Live

On October 16, 2019, Globant S.A. (the “Company”), through its subsidiary Sistemas Globales S.A., entered into an Purchase Agreement with BI Live S.R.L., an Argentine company, pursuant to which the Company purchased certain assets and rights of BI Live (the “Acquisition”). The transaction closed on November 11, 2019. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of BI Live.

Upon the closing of the acquisition, the Company paid 366 in cash to the sellers. An additional amount of up to 3,000 is payable to the sellers by February 21, 2021, 2022 and 2023, subject to BI Live’s achievement of specified growth and operating margin targets for the years 2020, 2021 and 2022, and it is subject to adjustment based on the achievement of such targets. The fair value of the contingent payment is 512 as of December 31, 2019. The primarily reason for the purchase is to expand to SAP software consulting and innovation services.

The preliminary fair value of the consideration transfer for BI Live acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	366
Contingent consideration	512	(a)
Total consideration	878

(a) As of December 31, 2019 includes 515 as Other financial liabilities non-current.

Acquisition related expenses were not material and were recognized directly as expense.

As of the date of issuance of these consolidated financial statements due to the recent of this acquisition, the accounting for this acquisition is incomplete; hence, pursuant the guidance in paragraph B66 of IFRS 3, the Company has included preliminary amounts in the below disclosures as required by such standard, as follows:

•	Fair value of the total consideration transferred since the Company has not completed the fair value analysis of the contingent consideration as of the date of issuance of these financial statements.

•
The amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, the total amount of goodwill (including a qualitative description of the factors that make up the goodwill recognized and the amount of goodwill that will be deducted for tax purposes) and other intangibles, as applicable.

•
The gross contractual amounts of the acquired receivables, and the best estimate at the acquisition date of the contractual cash flows not expected to be collected. For each contingent liability to be recognized, if any, an estimate of its financial effect, an indication of the uncertainties relating to the amount or timing of any outflow and the possibility of any reimbursement, and the reasons why the liability cannot be measured reliably, if applicable.

25.11 Outstanding balances

Outstanding balances of financial liabilities related to the above mentioned acquisitions as of December 31, 2019 and 2018 are as follows:

	As of December 31, 2019		As of December 31, 2018
	Other financial liabilities - current	Other financial liabilities - non current	Other financial liabilities - current	Other financial liabilities - non current

Clarice	1,580	—	3,127	1,527
Subscription agreement	—	—	400	—
Ratio	903	—	1,992	851
PointSource	1,086	—	746	1,040
Small Footprint	—	—	3,070	—
Avanxo	1,147	1,102	—	—
Belatrix	4,221	—	—	—
BI Live	—	515	—	—
Total	8,937	1,617	9,335	3,418

The significant inputs are disclosed in note 28.9.1.

25.12 Purchase Price Allocation

As of December 31, 2019 and 2018, the fair values of the assets acquired, liabilities assumed and goodwill, and the preliminary fair values of the assets acquired and goodwill of BI Live determined at the date of acquisition in the business combinations are as follows:

	2019 acquisitions			2018 acquisitions

	Avanxo	Belatrix	BI Live	Small Footprint

Current Assets
Cash and cash equivalents	2,749	3,929	—	191
Investments	948	86	—	—
Trade receivables	6,931	6,125	56	1,066
Other receivables	3,624	1,119	—	45
Other assets	11,015	—	—	—

Non current assets
Other receivables	—	206	—	—
Property and equipment	500	3,181	—	48
Intangibles	6,104	8,285	—	173
Right-of-use asset	—	3,272	—	—
Deferred tax	—	184	—	—
Goodwill (1)	32,068	50,816	822	6,244

Current liabilities
Trade and other payables	(14,123)	(3,195)	—	—
Lease liabilities	—	(3,347)	—	—
Tax liabilities	(2,649)	(1,138)	—	—
Payroll and social security	(1,582)	(3,224)	—	—
Other liabilities	—	(20)	—	(410)
Borrowings	(644)	(646)	—	—
Deferred tax liabilities	(639)	—	—	—
Total consideration	44,302	65,633	878	7,357

(1)	As of December 31, 2019 and 2018, 83,706 and 6,244, are not deductible for tax purposes, respectively.

Goodwill has arisen because the consideration paid for these acquisitions included amounts in relation to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of acquired companies. Only the customer contracts and relationships are recognized as intangible, in the acquisitions of Belatrix, Avanxo and Smallfootprint. The other benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

The fair values of the receivables acquired do not differ from their gross contractual amount.

Acquisition related expenses were not material and were recognized directly as expense for each period.

25.13 Impact of acquisitions on the results of the Company

Directors consider these "pro-forma" numbers to represent an approximate measure of the performance of the Company on an annualized basis and to provide a reference point for comparison in future periods.

The net income for the year ended December 31, 2017 includes a gain of 812 and 383 attributable to the business generated by Ratio and Pointsource, respectively, determined based on the information available as of June 30, 2017. Revenue for the year ended December 31, 2017 includes 4,188 and 2,108 related to the business of Ratio and Pointsource, respectively, computed also with the information available as of June 30, 2017. Since then, the business of the two entities were fully integrated within the business of our subsidiary Globant LLC; furthermore, during the last semester of 2017 both entities were formally merged into our subsidiary Globant LLC. Consequently, it has not been possible to determine a reasonable estimate of the total amounts related to the revenue and net income attributable to the separate businesses of Ratio and Pointsource for the full year included in the consolidated income for the year ended December 31, 2017.

As explained in note 25.7, on October 15, 2018, the Company purchased the assets of Small Footprint Inc. and the shares of Small Footprint S.R.L. From the acquisition date and onwards, the business of Small Footprint Inc. was fully integrated within the business of the Company's subsidiary Globant LLC. Consequently, it has not been possible to determine a reasonable estimate of the total amounts related to the net income attributable to the separate business of Small Footprint as of December 31, 2018. Had the business combination been effected at January 1, 2018, the consolidated revenue of the Company would have been 523,114 and the net profit for the year ended December 31, 2018 would have been 52,910.

The net income for the year ended December 31, 2019 includes a gain of 2,023 attributable to the business generated by Avanxo. Revenue for the year ended December 31, 2019 included 23,971 related to the business of that company. Had the business combination of Avanxo been effected at January 1, 2019, the consolidated revenue of the Company would have been 661,777 the net income for the period ended December 31, 2019 would have been 56,105.

The net income for the year ended December 31, 2019 includes a gain of 2,481 attributable to the business generated by Belatrix. Revenue for the year ended December 31, 2019 included 15,572 related to the business of that company. Had the business combination of Belatrix been effected at January 1, 2019, the consolidated revenue of the Company would have been 680,318, the net income for the period ended December 31, 2019 would have been 50,331.

Had the two business combinations made in 2019, as described above, been performed on January 1, 2019, the consolidated revenue of the Company would have been 682,770 and the net profit for the year ended December 31, 2019, would have been 52,421.

25.14 Goodwill

A reconciliation of the goodwill from opening to closing balances is as follows:

	As of December 31,
	2019	2018
Cost
Balance at beginning of year	104,846	98,926
Additions related to new acquisitions (note 25.12)	83,706	6,244
Translation	(14)	(324)
Balance at end of year	188,538	104,846